Notes Payable and Warrants (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 08, 2025	Aug. 13, 2024	Dec. 06, 2023	Jul. 17, 2023	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 17, 2028	May 20, 2024	Dec. 27, 2023
Debt Instrument [Line Items]
Deposit Liabilities, Collateral Issued, Description										The Financing Agreement requires the Company to fund certain collateral accounts (the “Collateral Accounts”), which consist of an interest reserve account for the non-minority lender (the “Non-Minority Lender Interest Reserve Account”) and an interest reserve account for the minority lender (the “Minority Lender Interest Reserve Account”, together with the Non-Minority Lender Interest Reserve Account, the “Interest Reserve Accounts”) and an insurance premium reserve account (the “Insurance Premium Reserve Account”).
Term loan description				The Company is also required to pay the insurer an exit fee (the “Exit Fee”) equal to the 0.75% of the principal amount of the Term A Loan on the Term Loan Maturity Date or when the loan is prepaid.				The Company was required to pay the insurer an exit fee equal to 0.75% of the principal amount of the Term A Loans on the date on which the loans were prepaid.
Debt issuance costs								$ 2,083	$ 2,301	$ 2,301	$ 24,719
Warrants and Rights Outstanding					$ 5,267			5,267		4,070	991
Loss on extinguishment of debt					30,400	$ 0		30,400	$ 0
Increase in Insurance Premium Deposit Amount										$ 900	800
Preferred stock, par or stated value per share										$ 16.064
Series J Warrants
Debt Instrument [Line Items]
Warrants and Rights Outstanding				$ 800						$ 2,900	$ 1,000
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 125,000
Letters of credit	15,000
Sublimit for swingline loans	$ 7,500
Variable rate	2.00%
Commitment fee	0.375%
lender fees	$ 2,400
Amount drawn under the revolving credit facility					$ 0			$ 0
Series D Preferred Stock
Debt Instrument [Line Items]
Preferred stock, par or stated value per share					$ 16.9213			$ 16.9213
Financing Agreement
Debt Instrument [Line Items]
Principal amount					$ 136,100			$ 136,100		$ 106,300
Term loan maturity date										Jul. 17, 2028		Jul. 17, 2028
Interest rate for term loans					19.135%			19.135%		19.135%
Specific additional interest rate of premium								0.50%		0.50%
Financing Agreement | Series J Warrants
Debt Instrument [Line Items]
Issuance of Warrants to Purchase Preferred Stock														$ 100
Financing Agreement | Non-Minority Lender Interest Reserve Account
Debt Instrument [Line Items]
Deposit Liabilities, Collateral Issued, Financial Instruments				8,100						$ 8,100
Financing Agreement | Minority Lender Interest Reserve Account
Debt Instrument [Line Items]
Deposit Liabilities, Collateral Issued, Financial Instruments				$ 1,300
Financing Agreement | Interest Reserve Amount
Debt Instrument [Line Items]
Minimum interest reserve percentage				7.90%
Financing Agreement | Insurance Premium Reserve Account
Debt Instrument [Line Items]
Quarterly insurance premium deposit amount				$ 700
Financing Agreement | Warrants to Purchase Series J Preferred Stock
Debt Instrument [Line Items]
Issued to the lenders series J warrants to purchase				500,000				600,000
Exercise price per share				$ 21.1725	$ 21.1725			$ 21.1725
First Amendment | Series J Warrants
Debt Instrument [Line Items]
Issuance of Warrants to Purchase Preferred Stock													$ 100	$ 200
First Amendment | Indemnification Agreement
Debt Instrument [Line Items]
Guarantor Obligations, Origin and Purpose			The Policy was amended and restated in connection with the First Amendment (the “First Amended Policy”) to provide indemnification to the Lenders up to the $91.0 million comprised of the Term A Loan for any loss incurred if the Company fails to pay the Term Loans when due.
First Amendment | First Amendment Additional Initial Premium
Debt Instrument [Line Items]
Additional Insurance Premium Amendment			$ 1,200
First Amendment | Non-Minority Lender Interest Reserve Account
Debt Instrument [Line Items]
Deposit Liabilities, Collateral Issued, Financial Instruments			800							$ 800
First Amendment | Minority Lender Interest Reserve Account
Debt Instrument [Line Items]
Deposit Liabilities, Collateral Issued, Financial Instruments			600
Second Amendment | Indemnification Agreement
Debt Instrument [Line Items]
Guarantor Obligations, Origin and Purpose										The Policy was amended and restated with the Second Amendment (the “Second Amended Policy”) to provide indemnification to the Lenders up to the $103.5 million comprised of the Term A Loan for any loss incurred if the Company fails to pay the Term Loans when due.
Second Amendment | Second Amendment Additional Initial Premium
Debt Instrument [Line Items]
Additional Insurance Premium Amendment										$ 1,200
Second Amendment | Non-Minority Lender Interest Reserve Account
Debt Instrument [Line Items]
Deposit Liabilities, Collateral Issued, Financial Instruments										$ 1,200
Third Amendment
Debt Instrument [Line Items]
Description of waiver and amendment to financing agreement and related debt issuance cost										the Third Amendment required the Company to pay Jefferies an amendment payment of $1.2 million (the “Amendment Lender Fee”), 50% of which shall be due and payable upon the Company’s completion of a successful capital raise in an aggregate amount of $250.0 million and the remaining 50% of which shall be due and payable on the Term Loan Maturity Date.
Third Amendment | Series J Warrants
Debt Instrument [Line Items]
Issuance of Warrants to Purchase Preferred Stock													100
Term A Loans | Financing Agreement
Debt Instrument [Line Items]
Principal amount					$ 103,500			$ 103,500		$ 82,500
Exit fee				0.75%			0.75%
Interest rate for term loans					13.875%			13.875%		13.875%
Term A Loans | First Amendment
Debt Instrument [Line Items]
Incremental term loan commitments principal amount			8,500
Term A Loans | Second Amendment
Debt Instrument [Line Items]
Incremental term loan commitments principal amount													12,500
Term A Loans | Maximum | Financing Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 103,500			$ 103,500		$ 82,500
Term B Loans | Financing Agreement
Debt Instrument [Line Items]
Principal amount					32,600			32,600		23,800
Term B Loans | First Amendment
Debt Instrument [Line Items]
Incremental term loan commitments principal amount			7,400
Term B Loans | Second Amendment
Debt Instrument [Line Items]
Incremental term loan commitments principal amount													1,400
Term Loan | Financing Agreement
Debt Instrument [Line Items]
Initial insurance premium					$ 15,000			15,000		$ 12,500
Long-term debt, percentage bearing variable interest, percentage rate										2.00%
Debt issuance costs				$ 13,800				$ 18,700
Maintain minimum interest reserve amount					0.079			0.079
Effective interest rate of the term loans										24.10%
Term Loan | First Amendment
Debt Instrument [Line Items]
Incremental term loan commitments principal amount			$ 15,900
Debt issuance costs				$ 2,800
Effective interest rate of the term loans										23.60%
Term Loan | Second Amendment
Debt Instrument [Line Items]
Incremental term loan commitments principal amount													$ 13,900
Debt issuance costs										$ 1,700
Effective interest rate of the term loans										23.50%
Term Loan | Second Amendment | Lender Fees
Debt Instrument [Line Items]
Debt issuance costs										$ 200
Term Loan | Second Amendment | Third Party Costs
Debt Instrument [Line Items]
Debt issuance costs										1,500
Term Loan | Third Amendment
Debt Instrument [Line Items]
Debt issuance costs										$ 400
Effective interest rate of the term loans										23.80%
Convertible Notes
Debt Instrument [Line Items]
Principal amount		$ 25,000
Term loan maturity date					Aug. 18, 2028			Aug. 18, 2028
Effective interest rate of the term loans					15.00%			15.00%
Outstanding principal amount								$ 25,000
Accrued interest								$ 800		$ 800
Convertible Subordinated Debt		$ 25,000
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Maturity Date		Aug. 18, 2028
Convertible Notes | Revolving Credit Facility
Debt Instrument [Line Items]
Variable rate	3.00%
Convertible Notes | Series D Preferred Stock
Debt Instrument [Line Items]
Preferred Stock settled shares								1,500,000
Debt Instrument, Issued, Principal										$ 25,000
Conversion of Preferred Stock to common stock, Shares										1.5
Convertible Notes | Series C-1 Preferred Stock
Debt Instrument [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature										If neither a qualified financing event or a Sale event occurs prior to the maturity date, the outstanding principal and accrued interest of the Convertible Notes will automatically convert into approximately 2.5 million shares of the Series C-1 Preferred Stock at a conversion price equal to the original issue price of the Series C Preferred Stock ($16.0640 per share, subject to adjustments). Series C-1 Preferred Stock will have the same terms as the Series C Preferred Stock.
Conversion of Preferred Stock to common stock, Shares		2,500,000